TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payable [Table Text Block]
	2022	2021
	US$’000	US$’000

Trade payables	10,035	7,675
Accrued expenses	19,250	25,671
Other	454	688
	29,739	34,034
Non-current trade and other payables	(140)	(160)
Current trade and other payables	29,599	33,874